RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment grade
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Defined benefit scheme fair value of scheme assets	£ 39,439	£ 33,134
Debt instruments, amount contributed to fair value of plan assets	21,938	18,724
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Net carrying amount	5,137	5,325
Property	8,317	9,467
The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	661	594
Fixed interest government bonds	11,328	8,893
Index-linked government bonds	21,058	18,207
Corporate and other debt securities	12,736	10,588
Net carrying amount	45,122	37,688
Property	136	158
Pooled investment vehicles	13,672	15,358
Money market instruments, cash, derivatives, and other assets and liabilities	(8,464)	(8,007)
At 31 December	51,127	45,791
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Net carrying amount	4,315	5,241
Property	3,098	3,594
The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	457	411
Fixed interest government bonds	4,591	3,198
Index-linked government bonds	12,638	11,254
Corporate and other debt securities	7,878	6,791
Net carrying amount	25,107	21,243
Pooled investment vehicles	8,693	9,730
Money market instruments, cash, derivatives, and other assets and liabilities	(2,933)	(2,965)
At 31 December	31,324	28,419
Quoted | The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	616	555
Fixed interest government bonds	11,328	8,893
Index-linked government bonds	21,058	18,207
Corporate and other debt securities	12,736	10,588
Net carrying amount	45,122	37,688
Property	0	0
Pooled investment vehicles	650	4,773
Money market instruments, cash, derivatives, and other assets and liabilities	812	204
At 31 December	47,200	43,220
Quoted | The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	423	385
Fixed interest government bonds	4,591	3,198
Index-linked government bonds	12,638	11,254
Corporate and other debt securities	7,878	6,791
Net carrying amount	25,107	21,243
Pooled investment vehicles	124	2,527
Money market instruments, cash, derivatives, and other assets and liabilities	365	(145)
At 31 December	26,019	24,010
Unquoted | The Group | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	45	39
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Net carrying amount	0	0
Property	136	158
Pooled investment vehicles	13,022	10,585
Money market instruments, cash, derivatives, and other assets and liabilities	(9,276)	(8,211)
At 31 December	3,927	2,571
Unquoted | The Bank | Retirement scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Equity instruments	34	26
Fixed interest government bonds	0	0
Index-linked government bonds	0	0
Corporate and other debt securities	0	0
Net carrying amount	0	0
Pooled investment vehicles	8,569	7,203
Money market instruments, cash, derivatives, and other assets and liabilities	(3,298)	(2,820)
At 31 December	£ 5,305	£ 4,409